LEASES (Tables)	12 Months Ended
Jun. 30, 2019
LEASES
Schedule of operating lease

June 30, 2019
Operating leases:
Operating lease right of use assets	$163,041
Current operating lease liabilities	57,990
Non-current operating lease liabilities	194,089
Total operating lease liabilities	$252,079

Schedule of maturity lease liability

For the year ended June 30,	Operating lease
2020	$115,473
2021	$142,061
Total	$257,534
Less: amount representing interest	$5,455
Present value of future minimum lease payments	$252,079
Less: Current obligations	$57,990
Long-term obligations	$194,089